10-Q Warrants	6 Months Ended
Jun. 30, 2023
Warrant Liability Disclosure [Abstract]
Warrants	Warrants
The Company uses the guidance in ASC 480 to determine its accounting for warrants. The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of June 30:

	2023	2022
Term	0.08 - 2.0 years	2.0 years
Risk-free interest rate	4.8% - 5.2%	2.9%
Volatility	65% - 75%	110%
a.Common Stock
Common stock warrants allow the holder to purchase common stock. The common stock warrants are classified as liabilities under ASC 480 as they have the right to purchase shares of common stock of the Company for a variable number of shares.
In connection with the issuance of certain SAFE notes in 2021, the Company contemporaneously issued warrants to purchase shares of common stock. These warrants are exercisable any time after issuance and have a life of 2 years from the date of issuance. These warrants provide the respective SAFE investors with the ability to obtain a variable number of shares of common stock of the Company equal to the amount of the SAFE investment divided by a defined exercise price. The Company recorded the warrants as a liability under ASC 480 and re-measured the fair value at the end of the reporting period, with changes in fair value reported in operations. As of June 30, 2023 and December 31, 2022, the fair value of the common stock warrants was $4,818,186 and $14,114,411, respectively. Decrease in the fair value of warrants to purchase shares of common stock as of June 30, 2023 was primarily the result of the fair value of equity in an IPO scenario based on estimated SPAC proceeds of $275 million and discounted to present value, as compared to prior valuations which considered $495 million of estimated SPAC proceeds, as well as reduced remaining time value until the warrants expire. During the three and six months ended June 30, 2023 and 2022, none of the common stock warrants were exercised. As of June 30, 2023, the common stock warrants were convertible into 371,468,806 shares of common stock. For the three months ended June 30, 2023 and 2022, the Company recorded a gain of $10,510,256 and a loss of $6,739,675, respectively, and for the six months ended June 30, 2023 and 2022, the Company recorded a gain of $9,296,225 and a loss of $7,163,583, respectively, within other expense (income) in the condensed consolidated statements of operations related to fair value adjustments for common stock warrants.
b.Pre-2023 Preferred Stock
Preferred stock warrants allow the holder to purchase Seed Preferred stock. The preferred stock warrants are classified as liabilities under ASC 480 as the underlying shares into which the warrant is exercisable are contingently redeemable and classified as mezzanine equity.
During June 2019, the Company issued warrants to purchase shares of its Seed Preferred stock to existing investors for assistance in fundraising. The warrants were exercisable any time after issuance and had a life of 3 years from the date of issuance. As of June 30, 2023 and December 31, 2022, there were no remaining warrants outstanding to purchase shares of Seed Preferred stock. During the three and six months ended June 30, 2023, there were no preferred stock warrants exercised. During the three and six months ended June 30, 2022, warrants were exercised and 80,792,496 shares of Seed Preferred stock were issued.
For the three months ended June 30, 2023 and 2022, the Company recorded losses of zero and $2,923,134, respectively, and for the six months ended June 30, 2023 and 2022, the Company recorded losses of zero and $3,515,845, respectively, within fair value adjustments in the condensed consolidated statements of operations related to fair value adjustments for preferred stock warrants and expired warrants. During 2022, the number of shares of Seed Preferred stock to be received upon exercise of warrants was variable, changing based upon the number of shares of common stock then issued and issuable upon conversion of Seed Preferred. There was no Seed Preferred stock issuable under warrants as of June 30, 2023.